Shareholder Report, Holdings (Details)	May 31, 2024
Columbia Quality Income Fund (Class A) | Uniform MortgageBacked Security TBA 06132054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Quality Income Fund (Class A) | Uniform MortgageBacked Security TBA 06132054 3.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Quality Income Fund (Class A) | Government National Mortgage Association TBA 06202054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Quality Income Fund (Class A) | Uniform MortgageBacked Security TBA 06132054 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Quality Income Fund (Class A) | Government National Mortgage Association 05202051 2.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund (Class A) | Uniform MortgageBacked Security TBA 06182039 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Quality Income Fund (Class A) | Federal National Mortgage Association 08012052 4.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Quality Income Fund (Class A) | Federal Home Loan Mortgage Corp. 08012052 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Class A) | Federal National Mortgage Association 05012051 2.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Class A) | Uniform MortgageBacked Security TBA 06132054 2000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Class A) | AM Best, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
Columbia Quality Income Fund (Class A) | AM Best, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Quality Income Fund (Class A) | AM Best, B++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Quality Income Fund (Class A) | AM Best, B+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Quality Income Fund (Class A) | AM Best, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Quality Income Fund (Class A) | AM Best, C++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Quality Income Fund (Class A) | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Quality Income Fund (Class A) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Columbia Quality Income Fund (Class A) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Quality Income Fund (Class A) | AssetBacked Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Quality Income Fund (Class A) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Quality Income Fund (Class A) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund (Class A) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Quality Income Fund (Advisor Class) | Uniform MortgageBacked Security TBA 06132054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Quality Income Fund (Advisor Class) | Uniform MortgageBacked Security TBA 06132054 3.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Quality Income Fund (Advisor Class) | Government National Mortgage Association TBA 06202054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Quality Income Fund (Advisor Class) | Uniform MortgageBacked Security TBA 06132054 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Quality Income Fund (Advisor Class) | Government National Mortgage Association 05202051 2.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund (Advisor Class) | Uniform MortgageBacked Security TBA 06182039 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Quality Income Fund (Advisor Class) | Federal National Mortgage Association 08012052 4.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Quality Income Fund (Advisor Class) | Federal Home Loan Mortgage Corp. 08012052 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Advisor Class) | Federal National Mortgage Association 05012051 2.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Advisor Class) | Uniform MortgageBacked Security TBA 06132054 2000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Advisor Class) | AM Best, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
Columbia Quality Income Fund (Advisor Class) | AM Best, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Quality Income Fund (Advisor Class) | AM Best, B++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Quality Income Fund (Advisor Class) | AM Best, B+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Quality Income Fund (Advisor Class) | AM Best, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Quality Income Fund (Advisor Class) | AM Best, C++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Quality Income Fund (Advisor Class) | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Quality Income Fund (Advisor Class) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Columbia Quality Income Fund (Advisor Class) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Quality Income Fund (Advisor Class) | AssetBacked Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Quality Income Fund (Advisor Class) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Quality Income Fund (Advisor Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund (Advisor Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Quality Income Fund (Class C) | Uniform MortgageBacked Security TBA 06132054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Quality Income Fund (Class C) | Uniform MortgageBacked Security TBA 06132054 3.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Quality Income Fund (Class C) | Government National Mortgage Association TBA 06202054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Quality Income Fund (Class C) | Uniform MortgageBacked Security TBA 06132054 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Quality Income Fund (Class C) | Government National Mortgage Association 05202051 2.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund (Class C) | Uniform MortgageBacked Security TBA 06182039 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Quality Income Fund (Class C) | Federal National Mortgage Association 08012052 4.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Quality Income Fund (Class C) | Federal Home Loan Mortgage Corp. 08012052 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Class C) | Federal National Mortgage Association 05012051 2.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Class C) | Uniform MortgageBacked Security TBA 06132054 2000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Class C) | AM Best, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
Columbia Quality Income Fund (Class C) | AM Best, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Quality Income Fund (Class C) | AM Best, B++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Quality Income Fund (Class C) | AM Best, B+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Quality Income Fund (Class C) | AM Best, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Quality Income Fund (Class C) | AM Best, C++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Quality Income Fund (Class C) | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Quality Income Fund (Class C) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Columbia Quality Income Fund (Class C) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Quality Income Fund (Class C) | AssetBacked Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Quality Income Fund (Class C) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Quality Income Fund (Class C) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund (Class C) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Quality Income Fund (Institutional Class)
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Quality Income Fund (Institutional Class) | Uniform MortgageBacked Security TBA 06132054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Quality Income Fund (Institutional Class) | Uniform MortgageBacked Security TBA 06132054 3.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Quality Income Fund (Institutional Class) | Government National Mortgage Association TBA 06202054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Quality Income Fund (Institutional Class) | Uniform MortgageBacked Security TBA 06132054 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Quality Income Fund (Institutional Class) | Government National Mortgage Association 05202051 2.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund (Institutional Class) | Uniform MortgageBacked Security TBA 06182039 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Quality Income Fund (Institutional Class) | Federal National Mortgage Association 08012052 4.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Quality Income Fund (Institutional Class) | Federal Home Loan Mortgage Corp. 08012052 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Institutional Class) | Federal National Mortgage Association 05012051 2.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Institutional Class) | Uniform MortgageBacked Security TBA 06132054 2000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Institutional Class) | AM Best, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
Columbia Quality Income Fund (Institutional Class) | AM Best, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Quality Income Fund (Institutional Class) | AM Best, B++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Quality Income Fund (Institutional Class) | AM Best, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Quality Income Fund (Institutional Class) | AM Best, C++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Quality Income Fund (Institutional Class) | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Quality Income Fund (Institutional Class) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Columbia Quality Income Fund (Institutional Class) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Quality Income Fund (Institutional Class) | AssetBacked Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Quality Income Fund (Institutional Class) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Quality Income Fund (Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund (Institutional Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Quality Income Fund (Institutional 2 Class) | Uniform MortgageBacked Security TBA 06132054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Quality Income Fund (Institutional 2 Class) | Uniform MortgageBacked Security TBA 06132054 3.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Quality Income Fund (Institutional 2 Class) | Government National Mortgage Association TBA 06202054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Quality Income Fund (Institutional 2 Class) | Uniform MortgageBacked Security TBA 06132054 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Quality Income Fund (Institutional 2 Class) | Government National Mortgage Association 05202051 2.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund (Institutional 2 Class) | Uniform MortgageBacked Security TBA 06182039 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Quality Income Fund (Institutional 2 Class) | Federal National Mortgage Association 08012052 4.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Quality Income Fund (Institutional 2 Class) | Federal Home Loan Mortgage Corp. 08012052 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Institutional 2 Class) | Federal National Mortgage Association 05012051 2.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Institutional 2 Class) | Uniform MortgageBacked Security TBA 06132054 2000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Institutional 2 Class) | AM Best, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
Columbia Quality Income Fund (Institutional 2 Class) | AM Best, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Quality Income Fund (Institutional 2 Class) | AM Best, B++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Quality Income Fund (Institutional 2 Class) | AM Best, B+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Quality Income Fund (Institutional 2 Class) | AM Best, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Quality Income Fund (Institutional 2 Class) | AM Best, C++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Quality Income Fund (Institutional 2 Class) | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Quality Income Fund (Institutional 2 Class) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Columbia Quality Income Fund (Institutional 2 Class) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Quality Income Fund (Institutional 2 Class) | AssetBacked Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Quality Income Fund (Institutional 2 Class) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Quality Income Fund (Institutional 2 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund (Institutional 2 Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Quality Income Fund (Institutional 3 Class) | Uniform MortgageBacked Security TBA 06132054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Quality Income Fund (Institutional 3 Class) | Uniform MortgageBacked Security TBA 06132054 3.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Quality Income Fund (Institutional 3 Class) | Government National Mortgage Association TBA 06202054 4.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Columbia Quality Income Fund (Institutional 3 Class) | Uniform MortgageBacked Security TBA 06132054 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Quality Income Fund (Institutional 3 Class) | Government National Mortgage Association 05202051 2.500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund (Institutional 3 Class) | Uniform MortgageBacked Security TBA 06182039 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Quality Income Fund (Institutional 3 Class) | Federal National Mortgage Association 08012052 4.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Quality Income Fund (Institutional 3 Class) | Federal Home Loan Mortgage Corp. 08012052 3.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Institutional 3 Class) | Federal National Mortgage Association 05012051 2.000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Institutional 3 Class) | Uniform MortgageBacked Security TBA 06132054 2000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Quality Income Fund (Institutional 3 Class) | AM Best, A+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.20%
Columbia Quality Income Fund (Institutional 3 Class) | AM Best, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Quality Income Fund (Institutional 3 Class) | AM Best, B++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Quality Income Fund (Institutional 3 Class) | AM Best, B+ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Quality Income Fund (Institutional 3 Class) | AM Best, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Columbia Quality Income Fund (Institutional 3 Class) | AM Best, C++ Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Quality Income Fund (Institutional 3 Class) | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Quality Income Fund (Institutional 3 Class) | Residential Mortgage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.70%
Columbia Quality Income Fund (Institutional 3 Class) | Residential Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Quality Income Fund (Institutional 3 Class) | AssetBacked Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Columbia Quality Income Fund (Institutional 3 Class) | Commercial Mortgage Backed Securities Non Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Quality Income Fund (Institutional 3 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Quality Income Fund (Institutional 3 Class) | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%